Share-based Compensation Plans and Shares Held in Trust - Summary of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 359	$ 537	$ 531
Equity-settled
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 359	$ 537	$ 531